Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation	The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, and stockholders’ equity (deficit) and cash flows. The results of operations and other information for the three and nine months ended September 30, 2024 are not necessarily indicative of the results that may be expected for any other interim period or for the year ending December 31, 2024. The unaudited condensed consolidated financial statements presented herein should be read in conjunction with the audited consolidated financial statements and related notes of Better thereto for the year ended December 31, 2023.
Consolidation	The accompanying condensed consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates	The preparation of condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Significant items subject to such estimates and assumptions include the fair value of mortgage loans held for sale, the fair value of derivative assets and liabilities, including interest rate lock commitments and forward sale commitments, the determination of a valuation allowance on the Company’s deferred tax assets, capitalization of internally developed software and its associated useful life, determination of fair value of the stock options at grant date, the fair value of acquired intangible assets and goodwill, the provision for loan repurchase reserves, and the incremental borrowing rate used in determining lease liabilities and warrant liabilities.

Short-term investments	Short term investments consist of fixed income securities, typically U.S and U.K. government treasury securities and U.S. and U.K. government agency securities with maturities ranging from 91 days to one year. Management determines the appropriate classification of short-term investments at the time of purchase. Short-term investments reported as held-to-maturity are those investments that the Company has both the positive intent and ability to hold to maturity and are stated at amortized cost on the condensed consolidated balance sheets. All of the Company’s short term investments are classified as held to maturity. The Company has not recognized any impairments on these investments to date and any unrealized gains or losses on these investments are immaterial.
Allowance for Credit Losses-Held to Maturity ("HTM") Short-term Investments	The Company’s HTM Short-term investments are required to utilize the Current Expected Credit Loss approach to estimate expected credit losses. Management measures expected credit losses on short-term investments on a collective basis by major security types that share similar risk characteristics, such as financial asset type and collateral type adjusted for current conditions and reasonable and supportable forecasts. Management classifies the short term investments portfolio by security types, such as U.S. or U.K. government agency securities.
The U.S and U.K. government treasury securities and U.S. and U.K. government agency securities are issued by the U.S. and U.K. government entities and agencies, respectively. These securities are either explicitly or implicitly guaranteed by the respective governments as to timely repayment of principal and interest, are highly rated by major rating agencies, and have a long history of no credit losses. Therefore, credit losses for these securities were immaterial as the Company does not currently expect any material credit losses on these short-term investments.

Mortgage Loans Held for Sale, at Fair Value	The Company sells its loans held for sale (“LHFS”) to loan purchasers. LHFS primarily consists of mortgage loans as well as home equity line of credit and closed-end second lien loans (together defined as “HELOC”), originated for sale by BMC. The Company elects the fair value option, in accordance with ASC 825 – Financial Instruments (“ASC 825”), for all LHFS with changes in fair value recorded in gain on loans, net in the condensed consolidated statements of operations and comprehensive loss. Management believes that the election of the fair value option for LHFS improves financial reporting by presenting the most relevant market indication of LHFS. The fair value of LHFS is based on market prices and yields at period end. The Company accounts for the gains or losses resulting from sales of loans based on the guidance of ASC 860-20 – Sales of Financial Assets.
The Company generally sells all of its loans servicing released. For interim servicing, the Company engages a third-party sub-servicer to collect monthly payments and perform associated services.
The Company issues interest rate lock commitments (“IRLC”) to originate mortgage loans and the fair value of the IRLC, adjusted for the probability that a given IRLC will close and fund, is recognized within gain on loans, net.
Subsequent changes in the fair value of the IRLC are measured at each reporting period within gain on loans, net until the loan is funded. When the loan is funded, the IRLC is derecognized and the LHFS is recognized based on the fair value of the loan. The LHFS is subsequently remeasured at fair value at each reporting period and the changes in fair value are included within gain on loans, net until the loan is sold on the secondary market. When the loan is sold on the secondary market, the LHFS is derecognized and the gain/(loss) is included within gain on loans, net based on the cash settlement.
LHFS are considered sold when the Company surrenders control over the loans. Control is considered to have been surrendered when the transferred loans have been isolated from the Company, are beyond the reach of the Company and its creditors, and the loan purchaser obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred loans. The Company typically considers the above criteria to have been met upon receipt of sales proceeds from the loan purchaser.

Loans Held for Investment	The Company originates, primarily through its U.K. operations, loans held for investment, for which management has the intent and ability to hold for the foreseeable future or until maturity or payoff and are reported at amortized cost, which is the principal amount outstanding, net of cumulative charge-offs, unamortized net deferred loan origination fees and costs and unamortized premiums or discounts on purchased loans. The allowance for credit losses is a valuation account that is deducted from the loans held for investment amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged-off against the allowance when management believes the loan balance is deemed to be uncollectible. Management’s estimation of expected credit losses is based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts, including expected defaults and prepayments. See Note 6.
Fair Value Measurements	Assets and liabilities recorded at fair value on a recurring basis on the condensed consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The price used to measure fair value is not adjusted for transaction costs. The principal market is the market in which the Company would sell or transfer the asset with the greatest volume and level of activity for the asset. In determining the principal market for an asset or liability, it is assumed that the Company has access to the market as of the measurement date. If no market for the asset exists, or if the Company does not have access to the principal market, a hypothetical market is used.
The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:
Level 1—Unadjusted quoted market prices in active markets for identical assets or liabilities;
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Assets and liabilities measured at fair value on a recurring basis include LHFS, derivative assets and liabilities, including IRLCs and forward sale commitments, and warrant and equity related liabilities. When developing fair value measurements, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. However, for certain instruments, the Company must utilize unobservable inputs in determining fair value due to the lack of observable inputs in the market, which requires greater judgment in measuring fair value. In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon the Company’s own estimates, and the measurements reflect information and assumptions that management believes a market participant would use in pricing the asset or liability.

Warehouse Lines of Credit and Convertible Note	Warehouse lines of credit represent the outstanding balance of the Company’s warehouse borrowings collateralized by mortgage loans held for sale or related borrowings collateralized by restricted cash. Generally, warehouse lines of credit are used as interim, short-term financing which bears interest at a fixed margin over an index rate, such as the Secured Overnight Financing Rate (“SOFR”). The outstanding balance of the Company’s warehouse lines of credit will fluctuate based on its lending volume. The advances received under the warehouse lines of credit are based upon a percentage of the fair value or par value of the mortgage loans collateralizing the advance, depending upon the type of mortgage loan. Should the fair value of the pledged mortgage loans decline, the warehouse provider may require the Company to provide additional cash collateral or mortgage loans to maintain the required collateral level under the relevant warehouse line. The Company did not incur any significant issuance costs related to its warehouse lines of credit.
As part of the Closing of the Business Combination, the Company issued the Convertible Note to a related party. Upon initial issuance, the Convertible Note is evaluated for redemption and conversion features that could result in embedded derivatives that require bifurcation from the notes. Upon initial issuance, any embedded derivatives are measured at fair value. Convertible Note proceeds are allocated between the carrying value of the note and the fair value of embedded derivatives on the initial issuance date. Any portion of proceeds allocated to embedded derivatives are treated as reductions in, or discounts to, the carrying value of the Convertible Note on the issuance date. Embedded derivatives are adjusted to fair value at each reporting period, with the change in fair value included within the consolidated statements of operations and comprehensive income (loss). See Note 10 for further details on the Convertible Note.
Income Taxes	Income taxes are calculated in accordance with ASC 740, Accounting for Income Taxes. An estimated annual effective tax rate is applied to year-to-date income (loss). At the end of each interim period, the estimated effective tax rate expected to be applicable for the full year is calculated. This method differs from that described in the Company’s income taxes policy footnote in the audited consolidated financial statements and related notes thereto for the year ended December 31, 2023, which describes the Company’s annual significant income tax accounting policy and related methodology.
Revenue Recognition	The Company generates revenue from the following streams:
1)Gain on loans, net includes revenues generated from the Company’s loan production process, see Note 3. The components of gain on loans, net are as follows:
i.Gain on sale of loans, net—This represents the premium the Company receives in excess of the loan principal amount and certain fees charged by loan purchasers upon sale of loans into the secondary market. Gain on sale of loans, net includes unrealized changes in the fair value of LHFS, which are recognized on a loan by loan basis as part of current period earnings until the loan is sold on the secondary market. The fair value of LHFS is measured based on observable market data. This also includes activity for loans originated on behalf of the integrated partnership that are subsequently purchased by the Company as well as the portion of the sale proceeds to be received by the integrated partner. The portion of the sale proceeds that is to be allocated to the integrated partner is accrued as a reduction of gain on sale of loans, net when the loan is initially purchased by the Company from the integrated partner.
Gain on sale of loans, net also includes the changes in fair value of IRLCs and forward sale commitments. IRLCs include the fair value upon issuance with subsequent changes in the fair value recorded in each reporting period until the loan is sold on the secondary market. Fair value of forward sale commitments hedging IRLCs and LHFS are measured based on quoted prices for similar assets.
ii.Integrated partnership fees—Includes fees that the Company receives for originating loans on behalf of an integrated partnership, which are recognized as revenue upon the integrated partner’s funding of the loan.
iii.Provision for loan repurchase reserve recovery/(provision)—In connection with the sale of loans on the secondary market, the Company makes customary representations and warranties to the relevant loan purchasers about various characteristics of each loan, such as the origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local laws. In the event of a breach of its representations and warranties, the Company may be required to repurchase the loan with the identified defects. The provision for loan repurchase reserve, represents the charge for these potential losses.
2)Other revenue consists of revenue from the Company’s additional offerings such as real estate services, insurance services, and international lending revenue, which is recognized based on ASU 2014-09, Revenue from Contracts with Customers (“ASC 606”). ASC 606 outlines a single comprehensive model in accounting for revenue arising from contracts with customers. The core principle, involving a five-step process, of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
    For real estate services, the Company generates revenues from fees related to real estate agent services, mainly from cooperative brokerage fees from the Company’s network of third-party real estate agents, which assist customers in the purchase or sale of a home. The Company recognizes revenues from real estate services upon completion of the performance obligation which is when the mortgage transaction closes. Performance obligations for real estate agent services are typically completed 40 to 60 days after the commencement of the home search process. Payment for these services is typically settled in cash as part of closing costs to the borrower upon closing of the mortgage transaction.
Also included in real estate services are settlement services, which are revenue from fees charged for services such as title search fees, wire fees, policy and document preparation, and other mortgage settlement services. The Company recognizes revenues from settlement services upon completion of the performance obligation, which is when the mortgage transaction closes.
Insurance revenue primarily consists of fees earned on homeowners insurance policies and title insurance. The Company generates revenues from agent fees on homeowners insurance policies obtained by customers through the Company’s marketplace of third-party insurance carriers. The Company offers title insurance as an agent and works with third-party providers that underwrite the title insurance policies. For title insurance, the Company recognizes revenue from fees upon the completion of the performance obligation which, is when the mortgage transaction closes. For homeowners insurance and title insurance, the Company is the agent in the transactions as the Company does not control the ability to direct the fulfillment of the service, is not primarily responsible for fulfilling the performance of the service, and does not assume the risk in a claim against a policy.
For international lending revenue, the Company generates revenue primarily from broker fees earned in the U.K. The Company recognizes international lending revenue upon completion of the performance obligation, which is when the mortgage transaction closes.
3)Net interest income includes interest income from LHFS, calculated based on the note rate of the respective loan, interest income from short-term investments, and interest income on loans held for investment. Interest expense includes interest expense on warehouse lines of credit, interest expense on customer deposits, as well as interest expense on the Convertible Note.
Compensation and Benefits	Compensation and benefits include salaries, wages, and incentive pay as well as stock-based compensation, employee health benefits, 401(k) plan benefits, and social security and unemployment taxes. Stock-based compensation includes expenses associated with restricted stock unit grants, performance stock unit grants, and stock option grants, under the Company’s stock plans. Compensation expense for the stock-based payments is based on the fair value of the awards on the grant date. Compensation and benefits expenses are expensed as incurred with the exception of stock-based compensation, which is recognized in a straight-line basis over the requisite service period.
General and Administrative Expenses	General and administrative expenses include rent and occupancy expenses, insurance, and external legal, tax and accounting services. General and administrative expenses are expensed as incurred.
Technology Expenses	Technology expenses consist of direct costs related to vendors engaged in product management, design, development, and testing of the Company’s websites and products. Technology expenses are expensed as incurred.
Marketing and Advertising Expenses	Marketing and advertising expenses consist of direct costs related to customer acquisition expenses, brand costs, and paid marketing. For customer acquisition expenses, the Company primarily generates loan origination leads through third-party financial service websites for which they incur “pay-per-click” expenses. A majority of the Company’s marketing and advertising expenses are incurred from leads purchased from these third-party financial service websites. Marketing and advertising expenses are expensed as incurred.
Loan Origination Expenses	Loan origination expenses consist of costs directly attributable to the production of loans such as appraisal fees, processing expenses, underwriting, closing fees, and servicing costs. These expenses are expensed as incurred.
Other Expenses	Other expenses consist of direct costs related to other non-mortgage homeownership activities, including settlement service expenses, lead generation expenses, expenses incurred in relation to our international lending activities, and gains and losses from equity related liabilities. Settlement service expenses consist of fees for transactional services performed by third-party providers for borrowers while lead generation expenses consist of fees for services related to real estate agents. Other expenses are expensed as incurred.
Segments	The Company has one reportable segment. The Company’s chief operating decision maker, the Chief Executive Officer, reviews financial information presented on a company-wide basis for purposes of allocating resources and evaluating financial performance.
Reclassification of Prior Period Presentation in the Balance Sheet and Statement of Operations and Comprehensive Loss	Reclassifications of the previously reported statement of operations and comprehensive loss have been made to conform to the current period’s presentation, which provides increased transparency to the nature of the costs. To conform to the current presentation, the following changes were made to the prior period condensed consolidated financial statements:
Assets
•Loans held for investment—Loans held for investment has been reclassified from prepaid expenses and other assets to loans held for investment on the condensed consolidated balance sheets.
Equity
•Common Stock—Common Stock has been recast to reflect the 1-for-50 reverse stock split, see Note 1 Organization and Nature of the Business - Reverse Stock Split, for additional information.
•Additional paid-in-capital—Additional paid-in-capital has been recast to reflect the 1-for-50 reverse stock split,. see Note 1 Organization and Nature of the Business - Reverse Stock Split, for additional information.
Revenue
•Gain on loans, net (Previously mortgage platform revenue, net)—Loan repurchase reserve recovery (provision) has been reclassified from mortgage platform expenses to gain on loans, net. The Company’s mortgage related activities that do not include originating and selling loans, namely in the U.K., have been reclassified from other platform revenue to other revenue.
•Net interest income:
•Interest income—Interest income from short-term investments has been reclassified from other income.
•Interest expense (Previously warehouse interest expense)—Interest expense and amortization on non-funding debt has been reclassified to interest expense from interest expense and amortization on non-funding debt.
Expenses
•Loan origination expense (Previously mortgage platform expenses)—The Company’s expenses that were not incurred to originate and sell loans, namely in the U.K., have been reclassified to other expenses.
•Other expenses (Previously other platform expenses)—Restructuring and impairment expenses, change in fair value of convertible preferred stock warrants, and change in fair value of bifurcated derivative have been reclassified to other expenses.
Previously Allocated Expenses
•Compensation and benefits—Compensation and benefits, which includes stock-based compensation, was previously allocated to mortgage platform expenses, other platform expenses, general and administrative expenses, marketing and advertising expenses, and technology and product development expenses based on allocated headcount is now presented as its own financial statement line item.
•Rent and occupancy—Rent and occupancy was previously allocated to mortgage platform expenses, other platform expenses, general and administrative expenses, marketing and advertising expenses, and technology and product development expenses based on allocated headcount, is now included within general and administrative expenses.
•Depreciation and amortization—Depreciation and amortization was previously allocated to mortgage platform expenses, other platform expenses, general and administrative expenses, marketing and advertising expenses, and technology and product development expenses based on allocated headcount is now presented as its own financial statement line item.
The impacts of the reclassifications on the condensed consolidated statements of operations and comprehensive loss are as follows:

(Amounts in thousands)		Nine Months Ended September 30, 2023
	Caption name change	As previously reported	Reclassifications	As reclassified
Revenues:
Mortgage platform revenue, net	Gain on loans, net	$53,277	$(2,538)	$50,739
Cash offer program revenue		304	(304)	—
Other platform revenue	Other revenue	9,964	3,700	13,664
Net interest income
Interest income		12,527	5,479	18,006
Warehouse interest expense	Interest expense	(9,544)	(18,237)	(27,781)
Net interest income		2,983	(12,758)	(9,775)
Total net revenues		66,528	(11,900)	54,628

Expenses:
Compensation and benefits		—	156,437	156,437
Mortgage platform expenses	Loan origination expense	71,109	(61,883)	9,226
Cash offer program expenses		398	(398)	—
Other platform expenses	Other expenses/(Income)	12,103	235,469	247,572
General and administrative expenses		121,228	(77,528)	43,700
Marketing and advertising expenses		17,144	(1,219)	15,925
Technology and product development expenses		67,689	(35,730)	31,959
Restructuring and impairment expenses		11,508	(11,508)	—
Depreciation and amortization		—	32,791	32,791
Total expenses		301,179	236,431	537,610

Interest and other income (expense), net
Other income (expense)		5,382	(5,382)	—
Interest and amortization on non-funding debt		(18,237)	18,237	—
Change in fair value of warrant liabilities		861	(861)	—
Change in fair value of convertible preferred stock warrants		266	(266)	—
Change in fair value of bifurcated derivative		(236,603)	236,603	—
Total interest and other expense, net		(248,331)	248,331	—

Loss before income tax (benefit) expense		(482,982)	—	(482,982)
Income tax (benefit) expense		2,539	—	2,539
Net loss		$(485,521)	$—	$(485,521)

Reclassification of the Statement of Cash Flows—To conform to the current presentation, borrowings on warehouse lines of credit and repayments of warehouse lines of credit on the statement of cash flows have been combined into net borrowings (repayments) on warehouse lines of credit within cash (used in)/provided by financing activities, as original maturities are short-term (90 days or less), as well as the breakout for gain on sale of loans, net from proceeds from sale of mortgage loans held for sale within cash used in operating activities.
Recently Issued Accounting Standards Not Yet Adopted and Recent Securities and Exchange Commission (SEC) Final Rules Not Yet Adopted
In July 2023, the FASB issued Accounting Standard Update (“ASU”) 2023-03, Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022 EITF Meeting, and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280—General Revision of Regulation S-X: Income or Loss Applicable to Common Stock (“ASU 2023-03”). This ASU amends or supersedes various Securities and Exchange Commission ("SEC") paragraphs within the applicable codification to conform to past SEC staff announcements. This ASU does not provide any new guidance. ASU 2023-03 will become effective for the Company once the addition to the FASB Codification is made available. As of September 30, 2024, the Company does not expect ASU 2023-06 will have a material impact on the consolidated financial statements.
In August 2023, the FASB issued ASU 2023-04, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 121 (“ASU 2023-04”). This ASU amends and adds various SEC paragraphs to the FASB Codification to reflect guidance regarding the accounting for obligations to safeguard crypto assets an entity holds for platform users. This ASU does not provide any new guidance. ASU 2023-04 will become effective for the Company once the addition to the FASB Codification is made available. As of September 30, 2024, the Company does not expect ASU 2023-04 will have any impact on the consolidated financial statements.
In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). This ASU incorporates certain SEC disclosure requirements into the FASB ASC. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. As of September 30, 2024, the Company does not expect ASU 2023-06 will have a material impact on the consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU is effective for our annual fiscal year 2024, and interim periods starting in fiscal year 2025. Early adoption is permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. The Company does not expect ASU 2023-07 will have a material impact on the consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments should be applied prospectively; however, retrospective application is also permitted. The Company does not expect ASU 2023-09 will have a material impact on the consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Comprehensive Income - Expense Disaggregation Disclosures (subtopic 220-410), which requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. This ASU is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Early adoption is permitted for annual financial statements that have not yet been issued. The Company is in the process of assessing the impact the adoption of this guidance will have on the Company’s financial statement disclosures.
In March 2024, the SEC adopted final rules under SEC Release No. 33-11275: The Enhancement and Standardization of Climate-Related Disclosures for Investors, which requires registrants to provide certain climate-related information in their registration statements and annual reports. The rules require information about a registrant's climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The required information about climate-related risks will also include disclosure of a registrant’s greenhouse gas emissions. In addition, the rules will require registrants to present certain climate-related financial metrics in their audited financial statements. These requirements are effective for the Company in various fiscal years, starting with its fiscal year beginning January 1, 2027. Disclosures will be required prospectively, with information for prior periods required only to the extent it was previously disclosed in an SEC filing. On April 4, 2024, the SEC determined to voluntarily stay the final rules pending certain legal challenges. The Company is currently evaluating the impact of these final rules on its consolidated financial statements and disclosures.